Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Firm ID	1351
Auditor Location	São Paulo, Brazil
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated financial position of BrasilAgro - Companhia Brasileira de Propriedades Agrícolas (the “Company”) as of June 30, 2026 and 2025, and the related consolidated statements of income, comprehensive income, changes in equity and cash flows for each of the three years in the period ended June 30, 2026, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2026 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.